Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of changes in deferred revenue [Table Text Block]
Balance, January 1, 2016	$597,260
Recognition of revenue	(65,762)
Effects of changes in foreign exchange	6,354
Balance, December 31, 2016	$537,852
Recognition of revenue	(48,958)
Effects of changes in foreign exchange	9,150

Balance, December 31, 2017	$498,044

Disclosure of detailed information about deferred revenue [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Current	$49,907	$65,619
Non-current	448,137	472,233

	$498,044	$537,852